Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue		$ 6,416,886	$ 7,357,064
Fuel surcharge		1,104,281	1,455,427
Total revenue	[1]	7,521,167	8,812,491
Materials and services expenses		3,805,846	4,592,191
Personnel expenses		2,109,622	2,362,856
Other operating expenses		434,751	492,291
Depreciation of property and equipment		249,835	248,638
Depreciation of right-of-use assets		132,112	126,276
Amortization of intangible assets		60,028	55,679
Loss (gain) on sale of business		3,011	(73,653)
Gain on sale of rolling stock and equipment		(15,510)	(59,661)
Gain on derecognition of right-of-use assets		(1,482)	(210)
Loss (gain) on sale of land and buildings		40	(43)
Gain, net of impairment, on sale of assets held for sale		(14,721)	(77,911)
Total operating expenses		6,763,532	7,666,453
Operating income		757,635	1,146,038
Finance (income) costs
Finance income		(8,612)	(1,750)
Finance costs		89,483	82,147
Net finance costs		80,871	80,397
Income before income tax		676,764	1,065,641
Income tax expense		171,887	242,409
Net income		$ 504,877	$ 823,232
Earnings per share
Basic earnings per share		$ 5.88	$ 9.21
Diluted earnings per share		$ 5.8	$ 9.02

[1]	Includes intersegment revenue and intersegment fuel surcharge